Unit Activity (Tables)	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Schedule of Movement in Number of Common Units, Subordinated Units and General Partner Units

The following table shows the movement in the number of common units, subordinated units and general partner units from December 31, 2014 until June 30, 2016.

(in units)	Common Units	Subordinated Units	General Partner Units
December 31, 2014	13,807,500	8,567,500	456,633
June 2015	5,000,000	—	102,041
Repurchase program	(180,906)	—	—
December 31, 2015	18,626,594	8,567,500	558,674
Subordinated units converted to common units	8,567,500	(8,567,500)	—
June 30, 2016	27,194,094	—	558,674